Exhibit 99.1 Schedule 18

Exception Standard Report - REP-6124
Run Date - 7/15/2020 10:22:26 AM
Unique Loan Identifier	Loan Exception ID	Exception ID	Last Name	Purpose	Occupancy	Note Date	State	Original Loan Amount	Loan Status	Exception Date	Exception Category	Exception Subcategory	Exception Type	Exception Status	Exception Status Change Date	Exception Grade	Exception	Exception Detail	Exception Information	Compensating Factors	Comments
9500000748	XXX	XXX	XXX	Refinance Cash-out - Other	Primary	4/XX/2008	WA	$X.XX	Post-Close Reviewed with Exceptions	XX/XX/2013	Missing Document	General	Compliance	Cleared	XX/XX/2013	1	Missing Document: TIL Final not provided	Missing final TIL - unable to complete a compliance review			Received final TIL
9500000748	XXX	XXX	XXX	Refinance Cash-out - Other	Primary	4/XX/2008	WA	$X.XX	Post-Close Reviewed with Exceptions	XX/XX/2013	Missing Document	General	Compliance	Cleared	XX/XX/2013	1	Missing Document: Right to Cancel (RTC) not provided	Missing Right to Cancel form			Received ROR